DEBT (Details 1) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
DEBT
2022	$ 3,140,672
2023	10,264,053	$ 5,549,174
2024	338,399	11,709,951
2025	342,531	268,724
26 and Thereafter	340,992	113,454
Total Debt	14,426,647	17,905,558
Less: fair value adjustments to assumed debt obligations	(1,126,584)	(86,670)
Notes payable - long term portion	(12,120,437)	(12,356,384)
Less: notes payable - current portion	$ 1,179,626	$ (5,462,504)